Related Parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Legal services	$ 50	$ 74
Outstanding payable balance	$ 8